Related Party Transactions - Summary of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of balances between related parties [line items]
Trade and notes receivables	¥ 195
Amounts due from related parties	569	¥ 616
Trade and bills payables	241	232
Other payables and accruals	2,111	2,534
Long-term borrowings (included in borrowings)	24,711	27,890
Shanghai Eastern Airlines Logistics Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	194
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	1
Amounts due from related parties	135	57
Trade and bills payables	31	37
Other payables and accruals	10	166
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	379	536
Trade and bills payables	51	85
Other payables and accruals	2	240
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	10	16
Trade and bills payables	105	45
Other payables and accruals	1	29
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	29
Other payables and accruals	2	18
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	2	2
Trade and bills payables	25	19
Other payables and accruals	50	72
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	9
TravelSky [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	5
Others [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties		5
Trade and bills payables	1	4
Other payables and accruals	3	5
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	1	2
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	¥ 4	¥ 3
Long-term borrowings (included in borrowings) CEA Holding	3.48%	3.48%
Other payables and accruals	¥ 302	¥ 303
Long-term borrowings (included in borrowings)	28	28
China Aviation Supplies Holding Company and its Subsidiaries [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	9	18
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	14	19
Other payables and accruals	11	20
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	578	324
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	16	26
Travelsky technology limited [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	551	963
CAE Melbourne Flight Training Pty Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	316	368
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	269
CES International Financial Leasing Corporation Limited [member]
Disclosure of balances between related parties [line items]
CES Lease Company	¥ 11,934	¥ 5,521
Eastern Air Group Finance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	0.35%	0.35%
Short-term deposits (included in cash and cash equivalents)	¥ 4,053	¥ 1,296